FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 6.8%
AT&T Inc.	179,900	$5,177,522
BCE Inc.	86,456	4,263,517
HKT Trust & HKT Ltd.	1,623,000	2,211,576
KT Corp., ADR	307,100	4,284,045
Nippon Telegraph & Telephone Corp.	155,400	4,047,940	(a)
Orange SA	312,000	3,557,947	(a)
Verizon Communications Inc.	61,100	3,423,433

Total Diversified Telecommunication Services		26,965,980

Entertainment - 1.0%
Nintendo Co. Ltd.	6,900	4,014,696	(a)

Media - 0.5%
Eutelsat Communications SA	168,854	1,973,491	(a)

Wireless Telecommunication Services - 1.7%
KDDI Corp.	118,400	3,691,621	(a)
SoftBank Corp.	225,000	2,943,193	(a)

Total Wireless Telecommunication Services		6,634,814

TOTAL COMMUNICATION SERVICES		39,588,981

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 1.1%
Bridgestone Corp.	92,200	4,193,519	(a)

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	9,200	2,125,108

Household Durables - 1.7%
SEB SA	21,600	3,904,825	(a)
Sekisui House Ltd.	133,600	2,739,118	(a)

Total Household Durables		6,643,943

Multiline Retail - 2.6%
Dollar General Corp.	17,600	3,808,464
Target Corp.	26,900	6,502,806

Total Multiline Retail		10,311,270

TOTAL CONSUMER DISCRETIONARY		23,273,840

CONSUMER STAPLES - 14.7%
Food & Staples Retailing - 5.4%
ICA Gruppen AB	56,910	2,648,753	(a)
Koninklijke Ahold Delhaize NV	133,000	3,954,370	(a)
Kroger Co.	102,500	3,926,775
Lawson Inc.	34,800	1,609,738	(a)

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Walgreens Boots Alliance Inc.	73,000	$3,840,530
Walmart Inc.	40,400	5,697,208

Total Food & Staples Retailing		21,677,374

Food Products - 5.0%
Flowers Foods Inc.	80,000	1,936,000
General Mills Inc.	48,864	2,977,283
Hershey Co.	12,000	2,090,160
JM Smucker Co.	32,000	4,146,240
Kellogg Co.	36,900	2,373,777
Nestle SA, Registered Shares	28,747	3,580,018	(a)
Uni-President Enterprises Corp.	1,022,000	2,686,022	(a)

Total Food Products		19,789,500

Household Products - 2.0%
Clorox Co.	11,378	2,047,016
Kimberly-Clark Corp.	27,935	3,737,144
Procter & Gamble Co.	15,572	2,101,130

Total Household Products		7,885,290

Tobacco - 2.3%
Altria Group Inc.	74,710	3,562,173
Imperial Brands PLC	108,821	2,345,036	(a)
KT&G Corp.	43,071	3,227,660	(a)

Total Tobacco		9,134,869

TOTAL CONSUMER STAPLES		58,487,033

FINANCIALS - 9.2%
Banks - 4.2%
Bank Leumi Le-Israel BM	450,000	3,418,448	*(a)
Bank of Nova Scotia	60,200	3,915,234
Industrial and Commercial Bank of China Ltd., Class H Shares	5,455,000	3,200,488	(a)
JPMorgan Chase & Co.	25,000	3,888,500
Postal Savings Bank of China Co. Ltd., Class H Shares	3,500,000	2,357,585

Total Banks		16,780,255

Insurance - 5.0%
Admiral Group PLC	57,000	2,480,588	(a)
Aflac Inc.	48,438	2,599,183
Axis Capital Holdings Ltd.	43,905	2,151,784
Direct Line Insurance Group PLC	949,350	3,740,911	(a)
Everest Re Group Ltd.	11,800	2,973,718

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2021 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Insurance - (continued)
Samsung Fire & Marine Insurance Co. Ltd.	11,000	$2,153,930	(a)
Swiss Re AG	40,300	3,632,122	(a)

Total Insurance		19,732,236

TOTAL FINANCIALS		36,512,491

HEALTH CARE - 18.4%
Biotechnology - 3.4%
AbbVie Inc.	47,000	5,294,080
Amgen Inc.	18,500	4,509,375
Gilead Sciences Inc.	53,700	3,697,782

Total Biotechnology		13,501,237

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	36,000	4,121,640
CVS Health Corp.	58,645	4,893,339
Humana Inc.	9,529	4,218,679
UnitedHealth Group Inc.	13,000	5,205,720

Total Health Care Providers & Services		18,439,378

Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	75,800	5,064,956
Eli Lilly & Co.	31,371	7,200,272
GlaxoSmithKline PLC	167,997	3,300,246	(a)
Johnson & Johnson	35,162	5,792,588
Merck & Co. Inc.	61,679	4,796,776
Pfizer Inc.	135,100	5,290,516
Roche Holding AG	14,759	5,562,233	(a)
Sanofi	39,805	4,170,993	(a)

Total Pharmaceuticals		41,178,580

TOTAL HEALTH CARE		73,119,195

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	6,200	2,345,770

Commercial Services & Supplies - 1.5%
Republic Services Inc.	25,000	2,750,250
Waste Management Inc.	21,500	3,012,365

Total Commercial Services & Supplies		5,762,615

Industrial Conglomerates - 2.5%
3M Co.	22,400	4,449,312
CITIC Ltd.	3,000,000	3,234,961	(a)
Jardine Matheson Holdings Ltd.	38,000	2,430,845	(a)

Total Industrial Conglomerates		10,115,118

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Road & Rail - 0.7%
Aurizon Holdings Ltd.	1,060,000	$2,959,090	(a)

Trading Companies & Distributors - 0.8%
ITOCHU Corp.	107,400	3,087,183	(a)

TOTAL INDUSTRIALS		24,269,776

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.7%
Cisco Systems Inc.	89,836	4,761,308
Juniper Networks Inc.	150,900	4,127,115
Motorola Solutions Inc.	26,700	5,789,895

Total Communications Equipment		14,678,318

IT Services - 1.8%
Amdocs Ltd.	51,000	3,945,360
International Business Machines Corp.	21,610	3,167,810

Total IT Services		7,113,170

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	104,287	5,854,672
Texas Instruments Inc.	26,000	4,999,800

Total Semiconductors & Semiconductor Equipment		10,854,472

Software - 4.8%
Microsoft Corp.	52,052	14,100,887
Open Text Corp.	92,600	4,704,080

Total Software		18,804,967

Technology Hardware, Storage & Peripherals - 9.0%
Apple Inc.	73,600	10,080,256
Asustek Computer Inc.	175,000	2,334,274	(a)
Canon Inc.	60,000	1,356,784	(a)
FUJIFILM Holdings Corp.	51,000	3,780,649	(a)
HP Inc.	144,300	4,356,417
Lite-On Technology Corp.	1,716,000	3,547,478
Logitech International SA, Registered Shares	40,500	4,908,416	(a)
Samsung Electronics Co. Ltd.	74,300	5,325,478	(a)

Total Technology Hardware, Storage & Peripherals		35,689,752

TOTAL INFORMATION TECHNOLOGY		87,140,679

MATERIALS - 3.0%
Containers & Packaging - 0.9%
International Paper Co.	60,000	3,678,600

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2021 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Metals & Mining - 2.1%
Newmont Corp.		65,600	$4,157,728
Rio Tinto Ltd.		44,700	4,245,743	(a)

Total Metals & Mining			8,403,471

TOTAL MATERIALS			12,082,071

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Public Storage		13,900	4,179,591

Real Estate Management & Development - 2.2%
Daito Trust Construction Co. Ltd.		30,500	3,334,438	(a)
Hysan Development Co. Ltd.		500,000	1,993,112	(a)
Sun Hung Kai Properties Ltd.		218,000	3,248,535

Total Real Estate Management & Development			8,576,085

TOTAL REAL ESTATE			12,755,676

UTILITIES - 6.5%
Electric Utilities - 4.2%
Chubu Electric Power Co. Inc.		245,000	2,985,870	(a)
CLP Holdings Ltd.		376,433	3,720,693	(a)
Pinnacle West Capital Corp.		24,300	1,991,871
Portland General Electric Co.		60,000	2,764,800
Red Electrica Corp. SA		198,000	3,674,788	(a)
Southern Co.		24,400	1,476,444

Total Electric Utilities			16,614,466

Gas Utilities - 0.9%
Enagas SA		155,000	3,580,965	(a)

Multi-Utilities - 1.4%
Atco Ltd., Class I Shares		75,300	2,670,368
Canadian Utilities Ltd., Class A Shares		106,600	2,958,244

Total Multi-Utilities			5,628,612

TOTAL UTILITIES			25,824,043

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $318,570,553)			393,053,785

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,378,456)	0.010%	1,378,456	1,378,456

TOTAL INVESTMENTS - 99.3% (Cost - $319,949,009)			394,432,241
Other Assets in Excess of Liabilities - 0.7%			2,594,172

TOTAL NET ASSETS - 100.0%			$397,026,413

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	5

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Dividend Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (prior to August 7, 2021, the Fund was known as QS Global Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

7

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$19,360,093	$20,228,888	—	$39,588,981
Consumer Discretionary	12,436,378	10,837,462	—	23,273,840
Consumer Staples	38,435,436	20,051,597	—	58,487,033
Financials	17,886,004	18,626,487	—	36,512,491
Health Care	60,085,723	13,033,472	—	73,119,195
Industrials	12,557,697	11,712,079	—	24,269,776
Information Technology	69,435,078	17,705,601	—	87,140,679
Materials	7,836,328	4,245,743	—	12,082,071
Real Estate	7,428,126	5,327,550	—	12,755,676
Utilities	11,861,727	13,962,316	—	25,824,043

Total Long-Term Investments	257,322,590	135,731,195	—	393,053,785

Short-Term Investments†	1,378,456	—	—	1,378,456

Total Investments	$258,701,046	$135,731,195	—	$394,432,241

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9